AOMT 2023-1 ABS-15G

Exhibit 99.47

Client Name:	Angel Oak
Client Project Name:	AOMT 2023-1
Start - End Dates:	4/9/2019
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Sample group	Discrepancy Comments	Client	Deal
2023010113	XXX	Debt to Income Ratio (Back)	XXX	XXX	XXX	Rounding	XXX	XXX

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